Related Party Transactions (Details)	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Blue Marble	Jun. 30, 2014 Blue Marble
Related party transactions
Exercise period for right of first refusal option on sale of Blue Marble	3 years
Equity interest (as a percent)		0.00%	0.00%